Plant, Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Plant, Property and Equipment, Net [Abstract]
Plant, Property and Equipment, Net

NOTE 10

Plant, Property and Equipment, Net

Plant, property and equipment, net consisted of the following:

	December 31,
	2011	2010
Land and improvements	$22	$22
Buildings and improvements	352	315
Machinery and equipment	584	524
Furniture, fixtures and office equipment	92	79
Construction work in progress	72	72

Plant, property and equipment, gross	1,122	1,012
Less – accumulated depreciation	(628)	(554)

Plant, property and equipment, net	$494	$458

Capitalized software, net which is included in other non-current assets was $24 and $8 at December 31, 2011 and 2010, respectively. Depreciation and amortization expense of plant, property and equipment and capitalized software, net was $84, $78 and $75 in 2011, 2010 and 2009, respectively.